Share-based payment reserve (Tables)	12 Months Ended
Jun. 30, 2019
Share-based payment transaction
Schedule of share-based payment expense

		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share-based payment schemes:
Sasol Khanyisa share transaction(1)	35.1	952	2 953
Sasol ordinary BEE (SOLBE1) shares issued(2)		—	1 104
Khanyisa Public		—	1 762
Tier 1 — Khanyisa Employee Share Ownership Plan (ESOP)		628	52
Tier 2 — Khanyisa ESOP		324	35
Long-term incentives(3)	35.2	707	789	387
Sasol Inzalo share transaction	35.3	—	34	76

Equity-settled — recognised directly in equity(4)		1 659	3 776	463

(1)In November 2017, Sasol Khanyisa a new Broad-Based Black Economic Empowerment (B-BBEE) scheme was approved by shareholders at a General Meeting.

(2)IFRS2 expense was recognised immediately on date shares were granted to participants. Shares were not encumbered and could be traded immediately.

(3)On 25 November 2016, the cash-settled LTI scheme was converted to an equity-settled share scheme.

(4)The employee-related share-based payment expense in 2018 was R910 million.

Sasol Khanyisa share transaction
Share-based payment transaction
Schedule of the average fair value of instruments granted

		ESOP — Tier 1(1)	ESOP — Tier 1(1)	ESOP — Tier 2(1)(2)(3)	Sasol Khanyisa Public(3)
for the year ended 30 June		2019	2019	2019	2019

Grant date	Date	1 June 2018	1 June 2018	25 May 2018	1 June 2018
Class of shares		SOL shares	SOLBE1 shares	Khanyisa shares	Khanyisa shares
Shares	Number	2 082 520	2 396 048	26 503 642	26 503 642
Weighted average fair value on grant date	Rand	481,50	370,00	66,48	66,48
Total IFRS expense	Rm	1 003	887	1 762	1 762
IFRS expense recognised for the year	Rm	334	294	324	—

(1)The ESOP Tier 1 and 2 options outstanding have a weighted average remaining vesting period of 1,9 and 4,7 years. ESOP Tier 1 vests after 3 years and ESOP Tier 2 has a staggered vesting period, with portions vesting from 3 years, and then each year until the end of the transaction term, being 10 years.

(2)The weighted average fair value price is derived from the Monte-Carlo option pricing model. The price will move closer to the strike price over the transaction period as certainty of dividends declared by SSA is expected to exceed outstanding vendor financing.

(3)The estimated strike price value for Khanyisa Public and ESOP Tier 2 is R326,55 and represents the remaining vendor funding per share at 30 June 2019.

Schedule of the assumptions used to calculate the average fair value of options granted
Average fair value Sasol Khanyisa options granted		2018

Model		Monte-Carlo
Risk-free interest rate	(%)	8,08
Expected volatility	(%)	28,49
Expected dividend yield	(%)	1,8 – 10,1

Long Term Incentive Equity Settled
Share-based payment transaction
Schedule of the assumptions used to calculate the average fair value of options granted

Average fair value of incentives granted		2019	2018

Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate — Rand	(%)	6,90 – 7,87	6,98 – 7,34
Risk-free interest rate — US$	(%)	0,91 – 1,56	1,01 – 1,47
Expected volatility	(%)	26,17	24,73
Expected dividend yield	(%)	3,43	3,65
Expected forfeiture rate	(%)	5	5
Vesting period — top management		3/5 years	3/5 years
Vesting period — all other participants		3 years	3 years

Schedule of movements in the number of incentives outstanding

Movements in the number of incentives outstanding	Number of incentives	Weighted average fair value Rand

Balance at 30 June 2017	6 198 589	337,80
LTIs granted	2 626 268	376,73
LTIs vested	(1 868 963)	347,93
Effect of CPTs and LTIs forfeited	(159 406)	349,95

Balance at 30 June 2018	6 796 488	348,19
LTIs granted	2 089 674	555,86
LTIs vested	(1 600 899)	308,27
Effect of CPTs and LTIs forfeited	(665 666)	360,19

Balance at 30 June 2019*	6 619 597	422,20

*The incentives outstanding as at 30 June 2019 have a weighted average remaining vesting period of 1,4 years. The exercise price of these options is Rnil.

Schedule of weighted average market price
	2019	2018
for year ended 30 June	Rand	Rand

Average weighted market price of LTIs vested	507,50	396,02